Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

The Company has adopted a clawback policy, in accordance with the latest SEC and Nasdaq listing standards. This policy provides the Board with the authority to recover certain incentive compensation (whether paid in cash or stock) paid to certain executive officers, including our NEOs, in appropriate circumstances where there has been an accounting restatement of the Company’s financial statements filed with the SEC or in the event an executive officer engages in misconduct as specified in the policy. The policy can be found on our website at investors.alerus.com.